Note 20 - Business Acquisition	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
20.	BUSINESS ACQUISITION

In the
second
quarter of
2016,
the Company announced the signing of a definitive merger agreement to acquire
100%
of the outstanding equity interest of Liberty
for cash and stock. Liberty was an Ohio bank that conducted its business from a main office in Beachwood, Ohio with branches in Twinsburg and Solon, Ohio.

The transaction closed on
January

12,
2017,
with Liberty having been merged into Middlefield Bank, with Middlefield Bank as the surviving entity. The acquisition established the Company’s presence in Cuyahoga and Summit Counties.

Under the terms of the merger agreement, the Company acquired all of the outstanding shares of Liberty for a total purchase price of
$42.2
million.
  As a result of the acquisition, the Company issued
544,610
common shares and
$21.2
million in cash to the former shareholders of Liberty. The shares were issued with a value of
$38.55
per share, which was the closing price of the Company’s stock on
January 12, 2017.
Prior to the acquisition the Company had a previously held equity interest in Liberty which was re-measured at fair value on the acquisition date and resulted in a gain of
$488,000,
which was recorded in the investment securities gains – net line on the Consolidated Statement of Income for the year ended
December 31, 2017.

The acquired assets and assumed liabilities were measured at estimated fair values. The Company relied on the income approach to estimate the value of the loans. The loans
’ underlying characteristics (account types, remaining terms (in months), annual interest rates or coupons, interest types, past delinquencies, timing of principal and interest payments, current market rates, loan-to-value ratios, loss exposures and remaining balance) were considered. Various assumptions were applied regarding credit, interest, and prepayment risks for the loans based on loan types, payment types and fixed or variable classifications.

The Company also recorded an identifiable intangible asset representin
g the core deposit base of Liberty. The discounted cash flow method was used in valuing this intangible. This method is based upon the principle of future benefits; economic value is based on anticipated future benefits as measured by cash flows expected to occur in the future. The estimated future cash flows are converted to a value indicator by determining the present value of the cash flows using a discount rate. The discount rate is based upon the nature of the business, the level of risk, and the expected stability of the estimated future cash flows. The higher the risk, the higher the discount rate, and the lower the value indicator.

Time deposit fair values were estimated using an income approach. The methodology entailed discounting the contractual cash flows of the instruments over their remaining contractual lives at prevailing market rates. Interest and principal payments were projected for each category of CDs over the period from the valuation date to the maturity dates. These payments represent future cash flows to be paid to depositors until maturity. Using appropriate market interest rates for each category of CDs, the future cash flows were discounted to their present value equivalents. The market interest rates were selected based on peer rates in Ohio from Bankrate as of the valuation date.

The following table summarizes the purchase of Liberty as of
January 12, 2017:

(In Thousands, Except Per Share Data)
Purchase Price Consideration in Common Stock
Middlefield Banc Corp. shares issued	544,610
Value assigned to Middlefield Banc Corp. common shares	$38.55
Purchase price assigned to Liberty common shares exchanged for Middlefield Banc Corp. shares		20,995
Purchase Price Consideration in Cash
Purchase price assigned to Liberty common shares exchanged for cash		21,173
Total Purchase Price		42,168
Previously held equity interest in Liberty		1,068
Net Assets Acquired:
Liberty shareholders equity	$30,474
Adjustments to reflect assets acquired at fair value:
Loans
Allowance for loan loss	3,257
Loans - interest rate	578
Loans - general credit	(2,161)
Core deposit intangible	3,087
Other	254
Adjustments to reflect liabilities acquired at fair value:
Time deposits	(141)
Deferred taxes	(906)
Change in control	(1,718)
Total net assets acquired		32,724
Goodwill resulting from merger		$10,512

The following condensed statement reflects the amounts recognized as of the acquisition date for each major class of asset acquired and liability assumed, at fair value:

(In Thousands)
Total purchase price		$42,168
Previously held equity interest in Liberty		1,068
Assets (liabilities) acquired:
Net assets acquired:
Cash	26,604
Loans and loans held for sale	201,341
Premises and equipment, net	325
Accrued interest receivable	440
Bank-owned life insurance	1,681
Core deposit intangible	3,087
Other assets	997
Time deposits	(30,744)
Non-time deposits	(167,300)
Accrued interest payable	(47)
Deferred taxes	(906)
Other liabilities	(2,754)
Total net assets acquired		32,724
Goodwill resulting from the Liberty merger		$10,512

Middlefield recorded goodwi
ll and intangibles associated with the purchase of Liberty totaling
$10.5
million. Goodwill is
not
amortized, but is periodically evaluated for impairment. Middlefield Bank did not
recognize any impairment during the year ended
December 31, 2017.
Management made adjustments to goodwill subsequent to the acquisition of
$575,000
due to refinements in a purchase accounting adjustment.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives. Such lives are also periodically reassessed to determine if any amortization period adjustments are required. During the year ended
December 31, 2017,
no
such adjustments were recorded. The identifiable intangible assets consist of a core deposit intangible which is being amortized over the estimated useful life. The gross carrying amount of the core deposit intangible at
December 31, 2017
was
$2.7
million with
$342,000
accumulated amortization as of that date.

As of
December 31, 2017,
the current year and estimated future amortization expense for the core deposit intangible is as follows:

Remaining	2018	$352
	2019	341
	2020	332
	2021	321
	2022	309
	Thereafter	1,094
		$2,749

Results of operations for
Liberty prior to the acquisition date are
not
included in the Consolidated Statement of Income for the year ended
December 31, 2017.
The results of activities from the former Liberty operations that are included in the Consolidated Statement of Income from the date of acquisition through
December 31, 2017
are broken out in the following table:

Actual from Acquisition Date Through December 31, 2017
(in thousands)

Net interest income	$10,354
Noninterest income	$744
Net income	$2,625

The table below presents unaudited pro forma information as if the acquisition of Liberty had occurred on
January 1, 2016.
This has been prepared for comparative purposes only and is
not
necessarily indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results. Furthermore, the unaudited pro forma information does not
reflect management
’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition. Merger and acquisition integration costs and amortization of fair value adjustments are included in the amounts below.

	Pro Formas
	Twelve-month period ended December 31,
	2017	2016
	(in thousands, except per share data)

Net interest income	$37,646	$34,817
Noninterest income	4,920	5,485
Net income	$8,438	$8,692
Pro forma earnings per share:
Basic	$2.79	$4.12
Diluted	$2.77	$4.10

Included in the above net income amount for the
twelve
months ended
December 31, 2017
is
$1.1
million of nonrecurring merger expenses.